FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Current Assets		$ 4,764	$ 2,804
Non-current assets		18,823	21,105
Total assets		23,587	23,909
Liabilities:
Current Liabilities		7,648	6,359
Total liabilities		21,365	19,841
Non-controlling interests		3,475	4,467
Net investment attributable to Brookfield Infrastructure	[1]	(1,253)	(399)
Total
Assets:
Current Assets		3,482	1,494	$ 1,001
Non-current assets		18,823	21,105	8,611
Total assets		22,305	22,599	9,612
Liabilities:
Current Liabilities		2,871	1,920	1,176
Non-current liabilities		13,717	13,482	5,898
Total liabilities		16,588	15,402	7,074
Non-controlling interests		3,475	4,467	758
Net investment attributable to Brookfield Infrastructure		2,242	2,730	1,780
USD
Assets:
Current Assets		2,325	419
Non-current assets		10,002	11,947
Total assets		12,327	12,366
Liabilities:
Current Liabilities		1,563	982
Non-current liabilities		6,213	6,639
Total liabilities		7,776	7,621
Non-controlling interests		3,496	3,586
Net investment attributable to Brookfield Infrastructure		1,055	1,159
GBP
Assets:
Current Assets		273	318	264
Non-current assets		5,882	5,580	4,821
Total assets		6,155	5,898	5,085
Liabilities:
Current Liabilities		561	387	690
Non-current liabilities		3,725	3,744	2,864
Total liabilities		4,286	4,131	3,554
Non-controlling interests		372	348	298
Net investment attributable to Brookfield Infrastructure		1,497	1,419	1,233
BRL
Assets:
Current Assets		871	747	737
Non-current assets		2,936	3,576	3,362
Total assets		3,807	4,323	4,099
Liabilities:
Current Liabilities		745	549	486
Non-current liabilities		3,779	3,099	3,034
Total liabilities		4,524	3,648	3,520
Non-controlling interests		(402)	526	460
Net investment attributable to Brookfield Infrastructure		(315)	149	119
AUD
Assets:
Current Assets				0
Non-current assets				428
Total assets				428
Liabilities:
Current Liabilities				0
Non-current liabilities				0
Total liabilities				0
Non-controlling interests				0
Net investment attributable to Brookfield Infrastructure				$ 428
EUR & Others
Assets:
Current Assets		13	10
Non-current assets		3	2
Total assets		16	12
Liabilities:
Current Liabilities		2	2
Non-current liabilities		0	0
Total liabilities		2	2
Non-controlling interests		9	7
Net investment attributable to Brookfield Infrastructure		$ 5	$ 3

[1]	Common equity following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Common equity prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 3(b), Material Accounting Policy Information, for further details.